Trade and other receivables	3 Months Ended
Mar. 31, 2025
Trade and other receivables
Trade and other receivables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

13.Trade and other receivables

	March 31,	December 31,
	2025	2024
	$'m	$'m

Non‑current
Accrued income and lease incentive	76.9	73.5
Other tax receivables	5.8	5.6
Payment in advance for property, plant and equipment	32.1	24.6
Withholding tax receivables(a)	14.0	14.9
Contingent consideration receivable(b)	2.6	2.4
	131.4	121.0
Current
Trade receivables	217.6	237.2
Less: impairment provisions	(17.1)	(16.3)
Net trade receivables(c)	200.5	220.9
Other receivables(d)	42.9	44.4
Prepaid land rent	0.6	0.8
Other prepaid expenses	16.9	14.5
Advance payments	10.5	10.9
Withholding tax receivables(a)	3.4	10.3
VAT receivables	10.6	10.0
Contingent consideration receivable(b)	—	1.6
	285.4	313.4
(a)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities.
(b)	Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition.
(c)	The fair value is equal to their carrying amount.
(d)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as these exceed the three month maturity period.

Payments in advance for property, plant and equipment relate to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within the 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables.